Note 9 - Long-term Debt (Details Textual)									1 Months Ended				4 Months Ended	12 Months Ended
	Oct. 19, 2017 USD ($)	Jun. 19, 2017 USD ($)	Feb. 28, 2017 USD ($)	Jan. 25, 2017 USD ($)	Dec. 22, 2016 USD ($)	Feb. 25, 2016 USD ($)	Feb. 12, 2016 USD ($)	Mar. 20, 2015 USD ($)	Dec. 31, 2017 USD ($)	Nov. 30, 2017 USD ($)	Aug. 31, 2017 USD ($)	Sep. 30, 2016 USD ($)	Apr. 26, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 29, 2016 USD ($)	Sep. 29, 2016 USD ($)
Long-term Debt, Total									$ 74,412,271					$ 74,412,271
Property, Plant and Equipment Value to Outstanding Facility Amount												75.00%						130.00%
Repayments of Long-term Debt, Total														9,057,144	$ 18,464,125	$ 22,135,960
Proceeds from Issuance of Long-term Debt, Total														$ 33,112,500	28,300,000	8,400,000
Limited Dividends Percentage Loans to Profits														60.00%
Restricted Cash and Cash Equivalents, Total									$ 8,548,452					$ 8,548,452	5,605,740
Interest Expense, Total														2,988,806	1,918,673	1,336,345
Imputed Interest														$ 123,697	$ 497,813	$ 697,048
Affiliated Entity [Member]
Debt Instrument, Face Amount																	$ 2,000,000
Interest Paid, Including Capitalized Interest, Operating and Investing Activities, Total			$ 50,556
Minimum [Member]
Property, Plant and Equipment Value to Outstanding Facility Amount									75.00%					75.00%
Maximum [Member]
Property, Plant and Equipment Value to Outstanding Facility Amount									130.00%					130.00%
Eurobank [Member]
Debt Instrument, Periodic Payment, Total							$ 460,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 8,980,000		$ 7,900,000					$ 7,900,000
Debt Instrument, Number of Periodic Payments							12
Repayments of Long-term Debt, Total									2,100,000		$ 1,000,000
Proceeds from Issuance of Long-term Debt, Total							$ 14,500,000
Debt Instrument, Collateral Amount							2,800,000
Payments of Debt Issuance Costs							$ 247,500
Repayments of Long-term Debt, Balloon Repayment									280,000		540,000
Repayments of Long-term Debt, Prepayment of Installment									1,840,000	$ 460,000	$ 460,000
Eurobank [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate							6.00%
Nord LB [Member]
Debt Instrument, Periodic Payment, Total						$ 467,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						7,262,000
Proceeds from Issuance of Long-term Debt, Total						13,800,000
Payments of Debt Issuance Costs						$ 187,335
Debt Instrument Number of Semi Annual Payments						14
Nord LB [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate						2.95%
Pantelis Shipping Corp [Member]
Long-term Debt, Total												$ 4,840,000
Debt Instrument, Refinance Term, Number of Quarterly Payments												4
Debt Instrument, Refinance Term, First Periodic Payment												$ 280,000
Debt Instrument, Refinance Term, Third Periodic Payment												560,000
Debt Instrument,Refinance Term, Balloon Payment to be Paid												3,720,000
Debt Instrument, Refinance Term, Fourth Periodic Payment												560,000
Debt Instrument Minimum Cash Balance									$ 300,000					300,000
Debt Instrument, Refinance Term, Second Periodic Payment												$ 280,000
Noumea Shipping Ltd [Member]
Debt Instrument, Periodic Payment, Total					$ 720,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					6,360,000
Long-term Debt, Total					7,080,000
Eirini Shipping Ltd and Eleni Shipping Ltd [Member]
Debt Instrument Number of Installments Payments Deferred												7
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												$ 8,000,000
Long-term Debt, Total												$ 11,600,000						$ 12,850,000
Property, Plant and Equipment Value to Outstanding Facility Amount												75.00%						130.00%
Debt Instrument Minimum Cash Balance												$ 600,000
Repayments of Long-term Debt, Total												1,250,000
Debt Instrument, Periodic Payment, Deferred												350,000
Eirini Shipping Ltd and Eleni Shipping Ltd [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Periodic Payment, Total												$ 350,000
Debt Instrument Number of Quarterly Payments												2
Eirini Shipping Ltd and Eleni Shipping Ltd [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument, Periodic Payment, Total												$ 725,000
Debt Instrument Number of Quarterly Payments												4
Supplemental Agreement With HSBC Bank [Member] | Xingang Shipping Ltd. / Joanna Maritime Ltd. [Member]
Debt Instrument Number of Installments Payments Deferred												6
Debt Instrument, Periodic Payment, Total												$ 75,000
Debt Instrument, Deferred Amount												450,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												653,915
Debt Instrument Periodic Payment Terms Bullet Payment To Be Paid												$ 1,103,915
Asset Coverage Ratio Required by Debt Agreement												75.00%						130.00%
Supplemental Agreement With HSBC Bank [Member] | Pantelis Shipping Corp [Member]
Debt Instrument Number of Installments Payments Deferred												6
Debt Instrument, Periodic Payment, Total												$ 280,000
Debt Instrument, Deferred Amount												1,680,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												3,160,000
Debt Instrument Periodic Payment Terms Bullet Payment To Be Paid												$ 4,840,000
Debt Instrument, Number of Periodic Payments												1
Eirini Shipping Ltd. / Eleni Shipping Ltd. / Areti Shipping Ltd and Pantelis Shipping Corp. [Member]
Repayments of Long-term Debt, Total														400,000
Supplemental Agreement with Noumea Shipping [Member] | Noumea Shipping Ltd [Member]
Debt Instrument, Periodic Payment, Total					720,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 4,920,000
Asset Coverage Ratio Required by Debt Agreement					110.00%
Debt Instrument, Number of Periodic Payments					3
Finance Construction of Hull No DY 160 [Member]
Term Loan Facility Maximum Borrowing Capacity								$ 19,000,000
Term Loan Facility Maximum Borrowing Capacity as a Percentage of Vessel Market Value Upon Delivery								62.50%
Line of Credit Facility, Commitment Fee Percentage								0.90%
Term Loan Facility Maximum Borrowing Capacity as a Percentage of Vessel Market Value Upon Delivery Charter Free								55.00%
Loan Secured By M/V Alexandros P [Member] | HSH Nordbank [Member]
Debt Instrument, Periodic Payment, Total				$ 159,743
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				8,785,841
Proceeds from Issuance of Long-term Debt, Total				$ 10,862,500
Debt Instrument, Number of Quarterly Installment Payments				13
Payment for Arrangement Fees														95,000
Payment for Commitment Fees														$ 440,483
Loan Secured By M/V Alexandros P [Member] | HSH Nordbank [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate				3.00%
Loan Agreement to Finance Acquisition of M/V EM Astoria [Member]
Debt Instrument, Periodic Payment, Total		$ 100,000
Payments of Debt Issuance Costs		50,000
Debt Instrument, Face Amount		4,750,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid with Twentieth Installment		2,750,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid with Sixteenth Installment		$ 3,150,000
Percent Shared With Bank in Excess of Fair Market Value									35.00%					35.00%
Vessel Profit Parcitipation Liability									$ 1,297,100					$ 1,297,100
Percent of Cash Flow After Debt Service Set Aside									35.00%					35.00%
Loan Agreement to Finance Acquisition of M/V EM Astoria [Member] | Minimum [Member]
Debt Instrument, Number of Quarterly Installment Payments		20
Loan Agreement to Finance Acquisition of M/V EM Astoria [Member] | Maximum [Member]
Debt Instrument, Number of Quarterly Installment Payments		16
Loan Agreement to Finance Acquisition of M/V EM Astoria [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate		2.65%
Oinousses Navigation Ltd., Corfu Navigation Ltd., Bridge Shipping Ltd., and Athens Shipping Ltd. [Member] | Eurobank Ergasias S.A. [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 6,200,000
Payments of Debt Issuance Costs														$ 137,638
Debt Instrument, Face Amount	$ 17,500,000
Oinousses Navigation Ltd., Corfu Navigation Ltd., Bridge Shipping Ltd., and Athens Shipping Ltd. [Member] | Eurobank Ergasias S.A. [Member] | Subsequent Event [Member]
Payments of Debt Issuance Costs													$ 54,862
Oinousses Navigation Ltd., Corfu Navigation Ltd., Bridge Shipping Ltd., and Athens Shipping Ltd. [Member] | Eurobank Ergasias S.A. [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	4.50%
Oinousses Navigation Ltd., Corfu Navigation Ltd., Bridge Shipping Ltd., and Athens Shipping Ltd. [Member] | Debt Instrument, Redemption, Period One [Member] | Eurobank Ergasias S.A. [Member]
Debt Instrument, Periodic Payment, Total	$ 500,000
Debt Instrument, Number of Quarterly Installment Payments	5
Oinousses Navigation Ltd., Corfu Navigation Ltd., Bridge Shipping Ltd., and Athens Shipping Ltd. [Member] | Debt Instrument, Redemption, Period Two [Member] | Eurobank Ergasias S.A. [Member]
Debt Instrument, Periodic Payment, Total	$ 800,000
Debt Instrument, Number of Quarterly Installment Payments	11